ACQUISITION OF A SUBSIDIARY (Details) - HN&T	Oct. 10, 2022 USD ($)
GENERAL INFORMATION
Percentage of equity interest acquired	80.00%
Cash consideration	$ 3,040,000
Goodwill arising on the acquisition	$ 1,122,000